Third Avenue Value Fund

Third Avenue Small-Cap
Value Fund

Third Avenue Real Estate
Value Fund

THIRD QUARTER REPORT
JULY 31, 2019

To read the latest calendar quarter Portfolio Manager Commentary, please visit
www.thirdave.com

THIRD AVENUE FUNDS

Privacy Policy

Third Avenue Funds (the “Funds”) respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms and from the transactions you make with us, our affiliates, or third parties. We do not disclose any information about you or any of our former customers to anyone, except to our affiliates (which may include the Funds’ affiliated money management entities) and service providers, or as otherwise permitted by law. To protect your personal information, we permit access only to authorized employees. Be assured that we maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

Proxy Voting Policies and Procedures

The Funds have delegated the voting of proxies relating to their voting securities to the Funds’ investment adviser pursuant to the adviser’s proxy voting guidelines. A description of these proxy voting guidelines and procedures, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by August 31 each year (i) without charge, upon request, by calling (800) 443- 1021, (ii) at the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov, and (iii) on the Funds’ website www.thirdave.com.

Schedule of Portfolio Holdings—Form N-PORT

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at http://www.sec.gov.

Third Avenue Trust
Third Avenue Value Fund Portfolio of Investments at July 31, 2019 (Unaudited)

Shares	Security†	Value (Note 1)

Common Stocks - 92.80%
	Asset Management - 1.86%
260,888	Brookfield Asset Management, Inc., Class A (Canada)	$12,783,512

	Automotive - 7.52%
451,760	Bayerische Motoren Werke AG (Germany)	33,421,658
350,429	Daimler AG (Germany)	18,191,786
		51,613,444
	Banks - 9.43%
5,708,730	Bank of Ireland Group PLC (Ireland)	25,190,859
303,259	Comerica, Inc.	22,198,559
2,243,031	Deutsche Bank AG (Germany)	17,338,813
		64,728,231
	Building Products - 9.28%
1,693,529	Buzzi Unicem SpA (Italy)	34,417,540
162,208	Eagle Materials, Inc.	13,427,578
127,023	Mohawk Industries, Inc. (a)	15,838,498
		63,683,616
	Diversified Holding Companies - 9.59%
3,288,367	CK Hutchison Holdings, Ltd. (Cayman Islands)	30,729,719
437,655	Investor AB, Class B (Sweden)	20,808,976
2,267,738	Wheelock & Co., Ltd. (Hong Kong)	14,270,487
		65,809,182
	Engineering & Construction - 4.61%
1,399,528	Boskalis Westminster (Netherlands)	31,603,499

	Forest Products & Paper - 9.03%
4,467,644	Interfor Corp. (Canada) (a)(b)	40,519,547
844,621	Weyerhaeuser Co., REIT	21,461,820
		61,981,367
	Metals & Mining - 12.45%
17,288,567	Capstone Mining Corp. (Canada) (a)	7,204,661
9,103,424	Lundin Mining Corp. (Canada)	44,075,526
1,380,618	Warrior Met Coal, Inc.	34,156,490
		85,436,677
	Non-U.S. Real Estate Operating Companies - 4.32%
3,938,306	CK Asset Holdings, Ltd. (Cayman Islands)	29,612,658

See accompanying notes to the Portfolios of Investments.

Third Avenue Trust
Third Avenue Value Fund Portfolio of Investments (continued) at July 31, 2019 (Unaudited)

Shares	Security†	Value (Note 1)

Common Stocks (continued)
	Oil & Gas Production & Services - 11.98%
1,767,025	Borr Drilling Ltd. (Bermuda) (a)	$16,882,247
88,615	Borr Drilling Ltd. (Bermuda) (a)	865,769
4,240,835	PGS ASA (Norway) (a)	6,012,463
887,623	Subsea 7, S.A. (Luxembourg)	9,513,588
1,757,090	Tidewater, Inc. (a)	40,395,499
1,407,993	Transocean Ltd. (Switzerland) (a)	8,560,597
		82,230,163
	Transportation Infrastructure - 6.70%
1,117,724	Hawaiian Holdings, Inc.	29,049,647
77,457,927	Hutchison Port Holdings Trust (Singapore)	16,935,091
		45,984,738
	U.S. Homebuilder - 3.33%
600,532	Lennar Corp., Class B	22,820,216

	U.S. Real Estate Operating Companies - 2.70%
2,375,753	Five Point Holdings, LLC, Class A (a)	18,554,631

	Total Common Stocks
	(Cost $722,152,780)	636,841,934
Preferred Stocks - 0.00%*
	Consumer Products - 0.00%*
12,839,145	Home Products International, Inc., Series A, Convertible, 8.000% (a)(b)(c)(d)(e)	1

	Total Preferred Stocks
	(Cost $0)	1
Purchased Options - 0.69%
	Total Purchased Options (see below for details)
	(Cost $4,622,856)	4,708,504

	Total Investment Portfolio - 93.49%
	(Cost $726,775,636)	641,550,439
	Other Assets less Liabilities - 6.51%	44,686,291
	NET ASSETS - 100.00%	$686,236,730

See accompanying notes to the Portfolios of Investments.

Third Avenue Trust
Third Avenue Value Fund Portfolio of Investments (continued) at July 31, 2019 (Unaudited)

Investor Class:
Net assets applicable to 221,563 shares outstanding	$8,769,151
Net asset value, offering and redemption price per share	$39.58
Institutional Class:
Net assets applicable to 17,050,625 shares outstanding	$674,579,948
Net asset value, offering and redemption price per share	$39.56
Z Class:
Net assets applicable to 72,972 shares outstanding	$2,887,631
Net asset value, offering and redemption price per share	$39.57

Notes:
(a)	Non-income producing security.
(b)	Affiliated issuers - An affiliated person as defined in the Investment Company Act of 1940, includes, among other things, ownership of 5% or more of the outstanding voting securities of such person.
(c)	Fair-valued security.
(d)	Security subject to restrictions on resale.

Shares	Issuer	Acquisition Date	Cost	Market Value Per Unit
12,839,145	Home Products International, Inc., Series A, Convertible Preferred Stock, 8.000%	3/16/07-10/2/17	$-	$0.00[1]
1) Amount less than $0.01.
At July 31, 2019, the restricted security had a total market value of $1 or less than 0.01% of net assets.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	U.S. issuer unless otherwise noted.
*	Amount less than 0.01%.
REIT: Real Estate Investment Trust.

Country Concentration

% of Net Assets
United States	32.44%
Canada	15.24
Germany	10.05
Cayman Islands	8.79
Italy	5.01
Netherlands	4.60
Ireland	3.67
Sweden	3.03
Bermuda	2.59
Singapore	2.47
Hong Kong	2.08
Luxembourg	1.39
Switzerland	1.25
Norway	0.88
Total	93.49%

See accompanying notes to the Portfolios of Investments.

Third Avenue Trust
Third Avenue Value Fund Portfolio of Investments (continued) at July 31, 2019 (Unaudited)

Purchased Options

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
SPDR S&P 500 ETF TRUST, Put	Goldman Sachs & Co.	4,200	$124,920,600	282.0000 USD	06/19/20	$4,708,504
(Cost $4,622,856)

USD: United States Dollar.

See accompanying notes to the Portfolios of Investments.

Third Avenue Trust
Third Avenue Small-Cap Value Fund Portfolio of Investments at July 31, 2019 (Unaudited)

Shares	Security†	Value (Note 1)
Common Stocks - 98.44%
	Auto Parts and Services - 7.18%
43,600	Dorman Products, Inc. (a)	$3,133,968
170,662	Visteon Corp. (a)	11,243,213
		14,377,181
	Bank & Thrifts - 21.64%
337,575	Carter Bank & Trust (a)	6,734,621
42,331	Cullen/Frost Bankers, Inc.	4,018,905
544,178	Customers Bancorp, Inc. (a)	11,220,950
61,148	Prosperity Bancshares, Inc.	4,243,060
198,385	Southside Bancshares, Inc.	6,868,089
150,579	UMB Financial Corp.	10,278,523
		43,364,148
	Business Services - 2.89%
83,778	Viad Corp.	5,792,411

	Conglomerates - 3.47%
1,702	Seaboard Corp.	6,946,951

	Consulting and Information Technology Services - 11.70%
86,689	FTI Consulting, Inc. (a)	9,054,666
120,872	Genpact Ltd. (Bermuda)	4,796,201
112,574	ICF International, Inc.	9,590,179
		23,441,046
	Consumer Staples - 1.68%
25,755	Sanderson Farms, Inc.	3,374,420

	Financials - 2.88%
2,927,582	Westaim Corp. (The) (Canada) (a)	5,767,323

	Forest Products & Paper - 2.07%
458,038	Interfor Corp. (Canada) (a)	4,154,201

	Home Building - 4.14%
605,957	TRI Pointe Group, Inc. (a)	8,295,551

	Industrial Equipment - 2.28%
46,706	Alamo Group, Inc.	4,572,050

	Industrial Services - 17.74%
133,142	Argan, Inc.	5,478,793
134,629	Comfort Systems USA, Inc.	5,654,418
82,107	EMCOR Group, Inc.	6,929,010
320,902	MYR Group, Inc. (a)	11,590,980

See accompanying notes to the Portfolios of Investments.

Third Avenue Trust
Third Avenue Small-Cap Value Fund Portfolio of Investments (continued) at July 31, 2019 (Unaudited)

Shares	Security†	Value (Note 1)
Common Stocks (continued)
	Industrial Services (continued)
29,910	UniFirst Corp.	$5,888,382
		35,541,583
	Metals Manufacturing - 1.96%
40,819	Kaiser Aluminum Corp.	3,929,645

	Oil & Gas Production & Services - 7.03%
356,900	Seacor Marine Holdings, Inc. (a)	5,025,152
393,824	Tidewater, Inc. (a)	9,054,014
		14,079,166
	Real Estate - 3.25%
131,308	FRP Holdings, Inc. (a)	6,510,251

	Telecommunications - 3.83%
136,210	ATN International, Inc.	7,664,537

	U.S. Real Estate Operating Companies - 4.70%
140,451	Alico, Inc.	4,480,387
632,534	Five Point Holdings, LLC, Class A (a)	4,940,090
		9,420,477
	Total Common Stocks
	(Cost $152,543,623)	197,230,941

	Total Investment Portfolio - 98.44%
	(Cost $152,543,623)	197,230,941
	Other Assets less Liabilities - 1.56%	3,129,600
	NET ASSETS - 100.00%	$200,360,541

	Investor Class:
	Net assets applicable to 180,403 shares outstanding	$3,307,935
	Net asset value, offering and redemption price per share	$18.34

	Institutional Class:
	Net assets applicable to 10,527,535 shares outstanding	$196,634,466
	Net asset value, offering and redemption price per share	$18.68

	Z Class:
	Net assets applicable to 22,358 shares outstanding	$418,140
	Net asset value, offering and redemption price per share	$18.70

See accompanying notes to the Portfolios of Investments.

Third Avenue Trust
Third Avenue Small-Cap Value Fund Portfolio of Investments (continued) at July 31, 2019 (Unaudited)

Notes:
(a)	Non-income producing security.
†	U.S. issuer unless otherwise noted.

Country Concentration

% of Net Assets
United States	91.10%
Canada	4.95
Bermuda	2.39
Total	98.44%

See accompanying notes to the Portfolios of Investments.

Third Avenue Trust
Third Avenue Real Estate Value Fund Portfolio of Investments at July 31, 2019 (Unaudited)

Principal Amount‡		Security†	Value (Note 1)

Corporate Bonds - 1.20%
		Non-U.S. Real Estate Investment Trusts - 0.89%
11,500,000	GBP	Intu Jersey 2 Ltd., Convertible, 2.875%, due 11/1/22 (Jersey)	$9,789,614

		U.S. Homebuilder - 0.31%
3,600,000		New Home Co., Inc. (The), 7.250%, due 4/1/22	3,447,000

		Total Corporate Bonds
		(Cost $15,085,168)	13,236,614

Term Loans - 0.00%
		Non-U.S. Real Estate Operating Companies - 0.00%
37,651	EUR	Concrete Investment II, L.P. S.A.R.L., Term Loan, Tranche A2, 2.000% Cash or Payment-in-kind Interest, due 10/31/19 (Luxembourg)(a)(b)(c)(d)	—

		Total Term Loans
		(Cost $49,456)	—

Shares

Common Stocks - 94.76%
	Banks - 3.10%
238,602	PNC Financial Services Group, Inc. (The)	34,096,226

	Consulting/Management - 1.63%
418,021	Fidelity National Financial, Inc.	17,924,741

	Forest Products & Paper - 11.04%
1,820,066	Rayonier, Inc., REIT	52,854,716
2,702,580	Weyerhaeuser Co., REIT	68,672,558
		121,527,274
	Industrial Services - 2.36%
67,227	AMERCO	26,016,849

	Non-U.S. Homebuilder - 3.81%
891,395	Berkeley Group Holdings PLC (United Kingdom)	41,924,876

	Non-U.S. Real Estate Consulting/Management - 1.30%
1,235,840	Savills PLC (United Kingdom)	14,264,246

	Non-U.S. Real Estate Investment Trusts - 8.80%
891,760	Derwent London PLC (United Kingdom)	31,589,320
2,288,014	Land Securities Group PLC (United Kingdom)	22,142,834
4,647,204	Segro PLC (United Kingdom)	43,118,367
		96,850,521

See accompanying notes to the Portfolios of Investments.

Third Avenue Trust
Third Avenue Real Estate Value Fund Portfolio of Investments (continued) at July 31, 2019 (Unaudited)

Shares	Security†	Value (Note 1)

Common Stocks (continued)
	Non-U.S. Real Estate Operating Companies - 28.82%
1,207,200	Brookfield Asset Management, Inc., Class A (Canada)	$59,152,800
10,061,088	Capital & Counties Properties PLC (United Kingdom)	24,191,405
4,930,600	City Developments, Ltd. (Singapore)	34,599,787
7,153,131	CK Asset Holdings, Ltd. (Cayman Islands)	53,785,366
7,183,977	Henderson Land Development Co., Ltd. (Hong Kong)	37,156,587
281,459	PATRIZIA AG (Germany)	5,437,140
4,555,345	St. Modwen Properties PLC (United Kingdom)	23,149,534
1,308,198	Sun Hung Kai Properties, Ltd. (Hong Kong)	21,082,074
6,064,926	Wharf Holdings Ltd. (The) (Hong Kong)	14,746,759
6,993,683	Wheelock & Co., Ltd. (Hong Kong)	44,010,049
		317,311,501
	Retail-Building Products - 1.92%
208,716	Lowe’s Cos., Inc.	21,163,802

	U.S. Homebuilder - 6.54%
1,165,457	Lennar Corp., Class A	55,440,790
434,941	Lennar Corp., Class B	16,527,758
		71,968,548

	U.S. Real Estate Investment Trusts - 16.81%
1,028,206	Acadia Realty Trust	28,861,742
1,568,888	Colony Capital, Inc.	8,864,217
642,416	First Industrial Realty Trust, Inc.	24,533,867
1,167,658	JBG SMITH Properties	45,690,458
1,277,146	Macerich Co. (The)	42,209,675
285,603	Seritage Growth Properties, Class A	11,929,637
357,655	Vornado Realty Trust	23,004,370
		185,093,966
	U.S. Real Estate Operating Companies - 8.63%
7,285,223	Five Point Holdings, LLC, Class A (e)(f)	56,897,592
904,648	Tejon Ranch Co. (f)	16,763,127
5,096,285	Trinity Place Holdings, Inc. (e)(f)(g)	21,404,397
1	Trinity Place Holdings, Inc. Special Stock (a)(d)(e)(f)(g)	—
		95,065,116
	Total Common Stocks
	(Cost $848,133,323)	1,043,207,666

See accompanying notes to the Portfolios of Investments.

Third Avenue Trust
Third Avenue Real Estate Value Fund Portfolio of Investments (continued) at July 31, 2019 (Unaudited)

Security†	Value (Note 1)

Purchased Options - 0.00%
Total Purchased Options (see below for details)
(Cost $300,000)	$—

Total Investment Portfolio - 95.96%
(Cost $863,567,947)	1,056,444,280
Other Assets less Liabilities - 4.04%	44,454,434
NET ASSETS - 100.00%	$1,100,898,714

Investor Class:
Net assets applicable to 4,598,789 shares outstanding	$124,930,833
Net asset value, offering and redemption price per share	$27.17

Institutional Class:
Net assets applicable to 33,972,946 shares outstanding	$928,501,065
Net asset value, offering and redemption price per share	$27.33

Z Class:
Net assets applicable to 1,737,223 shares outstanding	$47,466,816
Net asset value, offering and redemption price per share	$27.32

Notes:
(a)	Fair-valued security.
(b)	Payment-in-kind security. Income may be paid as additional securities or cash at the discretion of the issuer.
(c)	Variable rate security. The rate disclosed is in effect as of July 31, 2019.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliated issuers - An affiliated person as defined in the Investment Company Act of 1940, includes, among other things, ownership of 5% or more of the outstanding voting securities of such person.
(f)	Non-income producing security.
(g)	Security subject to restrictions on resale.

Shares	Issuer	Acquisition Date	Cost	Market Value Per Unit
5,096,285	Trinity Place Holdings, Inc.	10/2/13-6/11/19	$23,067,824	$4.20
1	Trinity Place Holdings, Inc. Special Stock	11/6/13	-	0.00
At July 31, 2019, the restricted securities had a total market value of $21,404,397 or 1.94% of net assets.
‡	Denominated in U.S. Dollars unless otherwise noted.
†	U.S. issuer unless otherwise noted.
EUR: Euro.
GBP: British Pound.
REIT: Real Estate Investment Trust.

See accompanying notes to the Portfolios of Investments.

Third Avenue Trust
Third Avenue Real Estate Value Fund Portfolio of Investments (continued) at July 31, 2019 (Unaudited)

Country Concentration

% of Net Assets
United States	52.35%
United Kingdom	18.20
Hong Kong	10.63
Canada	5.37
Cayman Islands	4.89
Singapore	3.14
Jersey	0.89
Germany	0.49
Luxembourg*	0.00
Total	95.96%

*	Amount less than 0.01%.

Purchased Options

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
U.S. Currency, Call	JPMorgan Chase Bank, N.A.	300,000,000	$300,000,000	7.9925 HKD	08/07/19	$—
(Cost $300,000)
HKD: Hong Kong Dollar.

See accompanying notes to the Portfolios of Investments.

Third Avenue Trust
Notes to Portfolio of Investments July 31, 2019 (Unaudited)

Security valuation:
Generally, the Funds’ investments are valued at market value. Securities traded on a principal stock exchange, including The NASDAQ Stock Market, Inc. (“NASDAQ”), are valued at the last quoted sales price, the NASDAQ official closing price, or, in the absence of closing sales prices on that day, securities are valued at the mean between the closing bid and ask price. In accordance with procedures approved by the Trust’s Board of Trustees (the “Board”), the Funds have retained a third party provider that applies a statistical model to provide fair value pricing for foreign equity securities with principal markets that are no longer open when a Fund calculates its net asset value (“NAV”). Debt instruments with maturities greater than 60 days, including floating rate loan securities, are valued on the basis of prices obtained from a pricing service approved by the Board or otherwise pursuant to policies and procedures approved by the Board. Investments in derivative instruments are valued independently by service providers or by broker quotes based on pricing models. Short-term cash investments are valued at cost, plus accrued interest, which approximates market value. Short-term debt securities with 60 days or less to maturity may be valued at amortized cost.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Funds. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value determinations (and oversight of third parties used in valuation determinations), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

Securities for which market quotations are not readily available are valued at “fair value,” as determined in good faith by the Committee as authorized by the Board, under policies and procedures approved by the Board. At July 31, 2019, such securities had a total fair value of $1, or less than 0.01% of net assets of Third Avenue Value Fund. Such securities for Third Avenue Real Estate Value Fund were valued at $0. There were no fair value securities for Third Avenue Small-Cap Value Fund. Among the factors that may be considered by the Committee in determining fair value are: prior trades in the security in question, trades in similar securities of the same or other issuers, the type of security, trading in marketable securities of the same issuer, the financial condition of the issuer, comparable multiples of similar issuers, the operating results of the issuer and liquidation value of the issuer. See Fair Value Measurements below for additional detail on fair value measurements for financial reporting purposes. The fair values determined in accordance with these policies and procedures may differ significantly from the amounts which would be realized upon disposition of the securities.

Third Avenue Trust
Notes to Portfolio of Investments (continued) July 31, 2019 (Unaudited)

Fair value measurements:
In accordance with FASB ASC 820-10, Fair Value Measurements and Disclosures, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•          Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date;

•          Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active; and

•          Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Funds. The Funds consider observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Third Avenue Trust
Notes to Portfolio of Investments (continued) July 31, 2019 (Unaudited)

The following is a Summary by Level of Inputs used to value the Funds’ investments as of July 31, 2019:

	Third Avenue Value Fund	Third Avenue Small-Cap Value Fund	Third Avenue Real Estate Value Fund
Level 1: Quoted Prices
Investments in Securities:
Common Stocks:
Banks	$22,198,559	$43,364,148	$34,096,226
Building Products	29,266,076	—	—
Non-U.S. Real Estate Operating Companies	—	—	59,152,800
Oil & Gas Production & Services	49,821,865	14,079,166	—
Transportation Infrastructure	29,049,647	—	—
U.S. Real Estate Operating Companies	18,554,631	9,420,477	95,065,116
Other*	234,635,216	130,367,150	443,695,180
Total for Level 1 Securities	383,525,994	197,230,941	632,009,322

Level 2: Other Significant Observable Inputs
Investments in Securities:
Common Stocks:
Banks	42,529,672	—	—
Building Products	34,417,540	—	—
Diversified Holding Companies	65,809,182	—	—
Engineering & Construction	31,603,499	—	—
Non-U.S. Homebuilder	—	—	41,924,876
Non-U.S. Real Estate Consulting/Management	—	—	14,264,246
Non-U.S. Real Estate Investment Trusts	—	—	96,850,521
Non-U.S. Real Estate Operating Companies	29,612,658	—	258,158,701
Oil & Gas Production & Services	32,408,298	—	—
Transportation Infrastructure	16,935,091	—	—
Corporate Bonds:
Non-U.S. Real Estate Investment Trusts	—	—	9,789,614
U.S. Homebuilder	—	—	3,447,000
Purchased Options	4,708,504	—	—
Total for Level 2 Securities	258,024,444	—	424,434,958

Level 3: Significant Unobservable Inputs
Investments in Securities:
Common Stocks:
U.S. Real Estate Operating Companies	—	—	—	**

Third Avenue Trust
Notes to Portfolio of Investments (continued) July 31, 2019 (Unaudited)

	Third Avenue Value Fund	Third Avenue Small-Cap Value Fund	Third Avenue Real Estate Value Fund
Preferred Stocks:
Consumer Products	$1	$—	$—
Term Loans:
Non-U.S. Real Estate Operating Companies	—	—	—	**
Total for Level 3 Securities	1	—	—
Total Value of Investments	$641,550,439	$197,230,941	$1,056,444,280

*	Please refer to the Portfolios of Investments for industry specifics of the portfolio holdings.
**	Investment fair valued at $0.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Third Avenue Value Fund

Preferred Stocks
Balance as of 10/31/18 (fair value)
Consumer Products	$1
Net change in unrealized gain/(loss)
Consumer Products	—
Balance as of 7/31/19 (fair value)
Consumer Products	1
Total	$1
Net change in unrealized gain/(loss) related to securities still held as of July 31, 2019:	$—

Third Avenue Real Estate Value Fund

	Common Stocks	Term Loans		Total
Balance as of 10/31/18 (fair value)
Non-U.S. Real Estate Operating Companies	$—	$—	*	$—

Third Avenue Trust
Notes to Portfolio of Investments (continued) July 31, 2019 (Unaudited)

Third Avenue Real Estate Value Fund (continued)

	Common Stocks		Term Loans		Total

U.S. Real Estate Operating Companies	$—	*	$—		$—
Payment-in-kind
Non-U.S. Real Estate Operating Companies	—		—	**	—
Net change in unrealized gain/(loss)
Non-U.S. Real Estate Operating Companies	—		—		—
U.S. Real Estate Operating Companies	—		—		—
Balance as of 7/31/19 (fair value)
Non-U.S. Real Estate Operating Companies	—		—	*	—
U.S. Real Estate Operating Companies	—	*	—		—
Total	$—		$—		$—
Net change in unrealized gan/(loss) related to securities still held as of July 31, 2019:	$—		$—		$—

*	Investment fair valued at $0.
**	Acquisition cost is $0.

Quantitative Information about Level 3 Fair Value Measurements
(amounts in thousands)

Third Avenue Value Fund	Fair Value at 7/31/19
Other (a)	$	-*

Third Avenue Real Estate Value Fund	Fair Value at 7/31/19
Other (a)	$	-^

(a)	Includes investment less than 0.50% of net assets of the Fund.
*	Amount less than $1,000.
^	Investment fair valued at $0.

There are significant unobservable inputs used in the fair value measurement of the Funds’ Level 3 investments. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.